Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (555,266)	$ (18,565)	$ (555,181)
Change in defined obligation due to decrease in actuarial assumption	601,616	20,114	603,089
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	591,915	19,790	591,712
Change in defined obligation due to decrease in actuarial assumption	$ (545,528)	$ (18,239)	$ (547,522)